Public Funding - Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Government Assistance [Line Items]
Grants receivable	$ 861	$ 346
Public funding receivables	651	190
Public funding receivables	210	156
Liabilities related to public funding	$ 292	88
Term public funding program requirement	5 years
Capital investment grants	$ 711	95
Public funding related to R&D and innovation activities, recognized	$ 201	177
Government assistance, statement of income or comprehensive income [Extensible Enumeration]	Other income and expenses, net
Silicon Carbide Substrates Plant Catania Italy
Government Assistance [Line Items]
Provision aid adjustment mechanism public funding	$ 0
Device Manufacturing China
Government Assistance [Line Items]
Liabilities related to public funding, noncurrent	152
Cost of sales
Government Assistance [Line Items]
Realized gain (loss) on reduction in operating expenses	102	59
Other current assets
Government Assistance [Line Items]
Public funding receivables	651	190
Other current assets | Wafer Fab Crolles France
Government Assistance [Line Items]
Public funding receivables	378
Other non-current assets
Government Assistance [Line Items]
Public funding receivables	210	156
Other payables and accrued liabilities
Government Assistance [Line Items]
Liabilities related to public funding	96	37
Liabilities related to public funding, current	44
Other non-current liabilities
Government Assistance [Line Items]
Liabilities related to public funding	196	51
Research tax credits | Other non-current assets
Government Assistance [Line Items]
Research tax credit receivables, noncurrent	246	294
French | Research and development expenses
Government Assistance [Line Items]
Research tax credit received	$ 126	$ 106